UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                    DATE OF REPORTING PERIOD: JULY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2017
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.3%
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
CONSUMER DISCRETIONARY -- 9.9%
  Del Frisco's Restaurant Group * ..................  30,962          $  439,660
  IAC * ............................................  10,100           1,056,763
  Lithia Motors, Cl A ..............................   7,460             770,245
  Oxford Industries ................................  10,547             665,832
  SeaWorld Entertainment ...........................  32,195             495,159
  Six Flags Entertainment ..........................   7,978             453,709
                                                                      ----------
                                                                       3,881,368
                                                                      ----------
CONSUMER STAPLES -- 4.0%
  Calavo Growers ...................................   4,294             317,971
  Hostess Brands, Cl A * ...........................  24,173             369,363
  MGP Ingredients ..................................  14,762             870,368
                                                                      ----------
                                                                       1,557,702
                                                                      ----------
ENERGY -- 4.5%
  Callon Petroleum * ...............................  72,288             818,300
  Laredo Petroleum * ...............................  38,836             503,315
  Resolute Energy * ................................  12,567             426,775
                                                                      ----------
                                                                       1,748,390
                                                                      ----------
FINANCIALS -- 23.5%
  BGC Partners, Cl A ...............................  86,743           1,093,829
  Columbia Banking System ..........................  35,214           1,402,926
  FirstCash ........................................   9,679             562,834
  Lakeland Bancorp .................................  46,339             896,660
  MB Financial .....................................  32,608           1,333,667
  Pacific Premier * ................................  26,532             952,499
  PacWest Bancorp ..................................  21,677           1,040,930
  Park Sterling ....................................  20,219             234,945
  SLM * ............................................  53,769             595,760
  South State ......................................   6,802             569,667
  United Bankshares ................................  15,291             527,539
                                                                      ----------
                                                                       9,211,256
                                                                      ----------
HEALTH CARE -- 4.4%
  Chemed ...........................................     952             188,020

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2017
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----

HEALTH CARE -- CONTINUED
  Ligand Pharmaceuticals * .........................  12,740          $1,540,393
                                                                      ----------
                                                                       1,728,413
                                                                      ----------
INDUSTRIALS -- 18.0%
  Advisory Board * .................................   9,947             559,022
  BWX Technologies, Cl W ...........................  24,533           1,292,398
  CBIZ * ...........................................  72,251           1,072,927
  Genesee & Wyoming, Cl A * ........................  18,290           1,191,776
  InnerWorkings * ..................................   7,681              90,559
  Kaman ............................................  17,887             914,384
  KAR Auction Services .............................  25,248           1,061,426
  Teledyne Technologies * ..........................   6,541             891,800
                                                                      ----------
                                                                       7,074,292
                                                                      ----------
INFORMATION TECHNOLOGY -- 13.4%
  ACI Worldwide * ..................................  41,227             955,230
  Angie's List * ...................................  14,488             173,566
  CommerceHub, Cl A * ..............................   8,696             158,615
  CommerceHub, Cl C * ..............................  25,577             459,874
  Convergys ........................................   9,041             216,713
  CTS ..............................................  27,952             614,944
  j2 Global ........................................   9,214             779,781
  Match Group * ....................................  20,359             371,552
  PDF Solutions * ..................................  51,661             829,159
  Silicon Motion Technology ADR ....................  16,350             672,148
                                                                      ----------
                                                                       5,231,582
                                                                      ----------
MATERIALS -- 4.4%
  Silgan Holdings ..................................  37,133           1,125,130
  Valvoline ........................................  26,613             603,317
                                                                      ----------
                                                                       1,728,447
                                                                      ----------
REAL ESTATE -- 12.6%
  Bluerock Residential Growth, Cl A ++ * ...........  20,676             278,299
  Community Healthcare Trust ++ * ..................  11,650             295,560
  Hersha Hospitality Trust, Cl A ++ * ..............  16,079             301,642
  Howard Hughes ++ * ...............................   8,559           1,076,808
  Medical Properties Trust ++ * ....................  88,813           1,152,793
  New York ++ * .................................... 142,811           1,233,887

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2017
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----


REAL ESTATE -- CONTINUED
  Starwood Waypoint Homes ++ * .....................  17,411          $  608,689
                                                                      ----------
                                                                       4,947,678
                                                                      ----------
TELECOMMUNICATION SERVICES -- 0.6%
  Boingo Wireless * ................................  16,647             246,875
                                                                      ----------
  TOTAL COMMON STOCK
    (Cost $34,851,069) .............................                  37,356,003
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 5.5%
--------------------------------------------------------------------------------

  SEI Daily Income Trust Government Fund,
  Cl F, 0.790%
    (Cost $2,164,278) ...........................  2,164,278           2,164,278
                                                                     -----------
TOTAL INVESTMENTS-- 100.8%
  (Cost $37,015,347) + ..........................                    $39,520,281
                                                                     -----------

     Percentages are based on Net Assets of $39,215,346.

(A)  The reporting rate is the 7-day effective yield as of July 31, 2017.

*    NON-INCOME PRODUCING SECURITY.

+ At July 31, 2017, the tax basis cost of the Fund's investments was $37,015,347, and the unrealized appreciation and depreciation were $3,714,388 and $(1,209,454) respectively.

++   Real Estate Investment Trust

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

As of July 31, 2017, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CAR-QH-001-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie
                                              President

Date: September 27, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie
                                              President

Date: September 27, 2017


By (Signature and Title)                      /s/ Stephen Connors
                                              ----------------------------------
                                              Stephen Connors
                                              Treasurer, Controller & CFO

Date: September 27, 2017